Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen Intermediate Duration Quality Municipal Term Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22779

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Titles of the class of securities of Nuveen Intermediate Duration Quality Municipal Term Fund (the “Fund”) to be redeemed:

Variable Rate MuniFund Term Preferred Shares, Series 2018, Liquidation Preference $100,000.00 per share (CUSIP # 670677 111);

(2)	Date on which the securities are expected to be called or redeemed:

Variable Rate MuniFund Term Preferred Shares

Series	Date
Series 2018	On or about March 5, 2018

This redemption may be effected on different date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Variable Rate MuniFund Term Preferred Shares are to be redeemed pursuant to Section 2.5(c) of the Second Statement Establishing and Fixing the Rights and Preferences of Variable Rate MuniFund Term Preferred Shares of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem the outstanding preferred shares, as set forth below:

Variable Rate MuniFund Term Preferred Shares

Series	Number of Shares
Series 2018	550

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 31st day of January, 2018.

NUVEEN INTERMEDIATE DURATION QUALITY MUNICIPAL TERM FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Assistant Vice President and Assistant Secretary